COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

31.  COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2021, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

	RMB	US$
For the year ending December 31,
2022	1,586,604	248,973
2023 and thereafter	32,725	5,135
	1,619,329	254,108

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2021, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
For the year ending December 31,
2022	698,586	109,623
2023	110,779	17,384
2024	64,525	10,125
2025	2,314	363
2026	2,314	363
2027 and thereafter	3,355	526
	881,873	138,384

Income Taxes

As of December 31, 2021, the Company has recognized an accrual of RMB77,573 (US$12,173) for unrecognized tax benefits and its interest (Note 25). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

31.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

Operating litigation

In March 2019, a third-party supplier filed a lawsuit against the Company, alleging that the Company had not fully fulfilled its obligations under a network infrastructure cooperation agreement entered in 2013.

On October 30, 2020, the court announced the first judgement settlement and the settlement came into force from November 18, 2020. The Company assessed that the settlement is probable and recorded an estimated loss of RMB1,628 (US$250) within accrued expenses and other payables in the consolidated balance sheet as of December 31, 2020.

In the ordinary course of business, the Company may from time to time be involved in legal proceedings and litigations. As of December 31, 2020 and 2021, the Company did not consider an unfavorable outcome in any material respects in the outstanding legal proceedings and litigations to be probable.